Related Party - Schedule of Balances of Related Party Group (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Shenzhen Bozhi Consulting Co. Ltd. [Member] USD ($)	Dec. 31, 2013 Shenzhen Bozhi Consulting Co. Ltd. [Member] CNY	Dec. 31, 2012 Shenzhen Bozhi Consulting Co. Ltd. [Member] CNY	Dec. 31, 2013 Delite Limited [Member] USD ($)	Dec. 31, 2013 Delite Limited [Member] CNY	Dec. 31, 2012 Delite Limited [Member] CNY
Amounts due from related parties:
Amount due from related parties			188,242			187,266			976
Amount due to a related party:
Amount due to a related party			8,520						8,520